Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of transaction detailed in consolidated financial statements

In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Sales of goods to related companies
- related companies (Note (a))	1,440,945	11,192,830	-	105,522
- a related company (Note (b))	-	-	22,298	187,430
- a related company (Note (c))	-	-	9,432	8,466
Rental income received from related companies (Note (a))	80,657	626,517	-	-
Rental expenses paid to related companies (Note (b))	478,288	3,715,200	4,188,400	4,110,000
Loan interest expenses paid to related companies (Note (b))	251,071	1,950,246	2,285,985	2,252,192
Storage expenses paid to related company (Note (b))	13,390	104,011	113,142	916,542
Management fee income from related companies (Note (a))	1,776,459	13,799,000	-	883,000

The above transactions were made at prices and terms in the normal course of business as agreed between the parties.

Note:

(a)	These are the related companies to the Group because some of the directors of the Group are part of the shareholders in these related companies.

(b)	These are related companies to the Group because some of the directors of the Group, are the close family member of the shareholder in this related company.

(c)	This is a related company to the Group because one of the directors of the Group, is a close family member of one of the shareholders in this related company.

Schedule of compensation of key management

The directors are considered the only key management personnel of the Company. Compensation of key management personnel of the Group during the year was as follows:

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Short-term employee benefits
- other emoluments	580,462	4,508,852	7,680,000	4,661,333
Employer’s contribution to defined contribution plans	9,848	76,500	108,000	108,000

	590,310	4,585,352	7,788,000	4,769,333